Post-employment benefit plans	12 Months Ended
Dec. 31, 2025
Disclosure Post-employment Benefit Plans [Line Items]
Post-employment benefit plans [text block]
Note 25
Post-employment benefit plans
a) Defined benefit plans
UBS has established
defined benefit plans for
its employees in various
jurisdictions in accordance
with local regulations
and practices. The major plans
are located in Switzerland, with smaller
plans mainly in UK, US
and Germany. The level of
benefits depends on the specific plan rules.
Major Swiss pension plans
The major Swiss
pension plans consist
of the UBS
Swiss plan and
the Credit Suisse Swiss
plan, covering employees
of UBS
Group
AG in
Switzerland and
employees of
companies in
Switzerland that
have close
economic or
financial ties
with
UBS Group
AG,
and
exceed
the
minimum
benefit
requirements
under
Swiss
pension
law.
The
Swiss
plans
offer
retirement, disability and survivor benefits and are governed by Pension Foundation Boards. The responsibilities of these boards are defined by Swiss pension law and the plan rules. The UBS Swiss plan covers contributions for all salary levels.
The Credit Suisse Swiss plan
covers contributions up to
a salary of CHF
154,224
(USD
194,501 ), and contributions above
that salary go into the Credit Suisse Swiss
1e plan, which is accounted for under
IFRS Accounting Standards as a defined
contribution plan.
Savings
contributions
to the
Swiss
plans
are
paid
by both
the
employer
and the
employee.
For
the UBS
Swiss
plan,
depending
on the age of the employee, UBS pays a savings contribution that ranges between 6.5 % and 27.5 % of the contributory base salary and
between
2.8 % and 9
% of
the contributory variable compensation. Employees can
choose the
level of
savings
contributions
paid by
them, which
vary between
2.5 % and 13.5
% of
the contributory
base salary
and between
0%
and 9
% of the
contributory
variable
compensation,
depending
on age and
choice of
savings contribution
category.
For the
Credit Suisse Swiss plan, depending on
the age of
the employee, UBS pays
a savings contribution that ranges between
7.5 % and 25.0
% of
the contributory
base salary
and
6
% of
the contributory
variable
compensation.
Employees
can choose
the level of
savings contributions
paid by them,
which vary between
5.0 % and 14.0
% of the contributory
base salary
and
between 3 % and 9
% of
the contributory variable compensation, depending on age and choice of savings contribution
category.
UBS also
pays risk
contributions
that are used
to fund disability
and survivor
benefits.
The plans offer to members at the normal retirement age of 65 a choice between a lifetime pension and a partial or full
lump sum payment. Participants can choose to draw early retirement benefits starting from the age of
58 , but they can
also continue employment and
remain active members of
the plan until the
age of
70
. Employees can make
additional
purchases of benefits to fund early retirement benefits.
The pension amount payable to
a participant is calculated by applying
a conversion rate to the
accumulated balance of
the
participant’s retirement
savings
account at
the retirement
date.
The
balance is
based
on
credited vested
benefits
transferred
from
previous
employers,
purchases
of
benefits,
employee
and
employer
contributions
made
to
the
participant’s
retirement
savings
account,
and
interest
accrued.
The
annual
interest
rate
credited
to
participants
is
determined by the Pension Foundation Boards at the end of each year.
Although the Swiss plans are based on a defined contribution promise under Swiss pension law, they are accounted for
as defined benefit plans under IFRS
Accounting Standards, primarily because of the obligation to accrue interest on the
participants’ retirement savings accounts and the payment of lifetime pension benefits.
Actuarial valuations in accordance with Swiss pension law are performed regularly. Should an underfunded situation on
this basis occur,
the Pension Foundation
Board of the
respective plan is
required to take
the necessary measures
to ensure
that full funding can
be expected to be restored
within a maximum period of
10
years. If a Swiss plan
were to become
significantly
underfunded
on
a
Swiss
pension
law
basis,
additional
employer
and
employee
contributions
could
be
required. In this situation, the
risk is shared between employer
and employees, and the employer
is not legally obliged to
cover more than 50
% of the additional contributions
required. As of 31 December 2025,
the technical funding ratio in
accordance with Swiss pension law was 120.9 % at a 0.5
% technical interest rate for the UBS
Swiss plan and
124.6 % at
a 1.02
% technical interest rate for the Credit Suisse Swiss plan (UBS Swiss plan 31 December 2024:
120.6 % at a 0.5%
technical interest rate, Credit Suisse Swiss plan 31 December 2024: 125.5 % at a 1.31 % technical interest rate).
The investment strategies of the Swiss plans comply with Swiss pension law, including the rules and regulations relating to diversification of
plan assets, and
are derived from
the risk budget
defined by the
Pension Foundation Boards based
on regularly
performed asset
and liability
management analyses.
The Pension
Foundation Boards
strive for
a medium-
and long-term balance between assets and liabilities.
As of 31 December
2025, the
Swiss plans
were in surplus
situations on
an IFRS
Accounting Standards
measurement basis,
as the fair value of the
plan assets exceeded the defined
benefit obligation (DBO) by USD
6,977 m for the UBS Swiss plan
and USD 3,771 m for the Credit Suisse Swiss plan (UBS Swiss plan 31 December 2024: USD 4,724 m, Credit Suisse Swiss plan 31 December 2024: USD 2,900 m). However, a surplus is only recognized on the balance sheet to the extent that it does not exceed
the estimated future
economic benefit, which
equals the difference
between the present
value of the
estimated
future
net
service
cost
and
the
present
value
of
the
estimated
future
employer
contributions.
As
of
both
31 December 2025 and 31 December 2024, the estimated future economic benefit of the UBS Swiss plan was zero and hence no net defined benefit asset was recognized on
the balance sheet; as of 31 December 2025 a net defined
benefit
asset of USD 33
m was recognized
by UBS for
prepaid contributions held
at the Credit
Suisse Swiss plan
(31 December
2024: USD 28 m).
The regular employer
contributions in 2026 are
estimated at USD
617
m for the
UBS Swiss plan and
USD
262 m for the
Credit Suisse Swiss plan.
Changes to the Credit Suisse Swiss pension plan
In December
2023, the
Pension Foundation
Board
of the
Credit Suisse
Swiss plan
decided to
align the
Swiss pension
scheme to
that of
the UBS
Swiss plan,
effective as
of 1 January
2027. On
that date,
the Credit
Suisse Swiss
plan will
adopt the
plan rules
of the
UBS Swiss
plan. In
2025, the
Pension Foundation
Board of
the Credit Suisse
Swiss plan
decided
to integrate the Credit Suisse Swiss 1e plan
into the Credit Suisse Swiss pension plan as of
1 January 2027, resulting in a
one-time pre-tax
loss of
USD
190 m (CHF 151
m) and
an offsetting
gain in
other comprehensive
income in
the third
quarter
of 2025, with no impact on equity.
Financial information
The tables
below provide
an analysis
of the
movement in
the net
asset / liability recognized
on the
balance sheet
for
defined benefit plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income .
Net asset / liability of defined benefit plans
USD m
Major Swiss plans (funded) 31.12.25 31.12.24
Defined benefit obligation at the beginning of the year 44,617 44,922
Current service cost 775 763
Interest expense 518 564
Plan participant contributions 472 446
Remeasurements 9 4,017
of which: actuarial (gains) / losses due to changes in demographic assumptions 34 25 of which: actuarial (gains) / losses due to changes in financial assumptions (1,683) 2,723 of which: experience (gains) / losses
1
1,658 1,269
Past service cost related to plan amendments 197 0
Curtailments (120) (104)
Benefit payments (2,742) (2,665)
Termination benefits 0 6
Foreign currency translation 6,278 (3,332)
Defined benefit obligation at the end of the year 50,004 44,617 of which: amounts owed to active members 28,193 24,576
of which: amounts owed to retirees 21,811 20,041
Fair value of plan assets at the beginning of the year 52,241 54,404
Return on plan assets excluding interest income 1,760 2,596
Interest income 635 700
Employer contributions
853 811
Plan participant contributions 472 446
Benefit payments (2,742) (2,665)
Administration expenses, taxes and premiums paid (34) (27)
Other movements 6 0
Foreign currency translation 7,560 (4,024)
Fair value of plan assets at the end of the year 60,752 52,241
Surplus / (deficit) 10,748 7,624
Asset ceiling effect at the beginning of the year 7,596 9,394
Interest expense on asset ceiling effect 110 128
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect 1,730 (1,237)
Foreign currency translation 1,278 (688)
Asset ceiling effect at the end of the year 10,715 7,596
Net defined benefit asset / (liability) of major Swiss plans 33 28
Other plans
Net defined benefit asset / (liability) of other plans
2
252 131
Total net defined benefit asset / (liability) 286 159
of which: Net defined benefit asset 995 922
of which: Net defined benefit liability
3
(710) (763)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation and reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.
2 Mainly relates to UK, US and German plans.
3 Refer to Note 18c.
Income statement – expenses related to defined benefit plans
1
USD m For the year ended
Major Swiss plans
31.12.25 31.12.24
Current service cost 775 763
Interest expense related to defined benefit obligation 518 564
Interest income related to plan assets (635) (700)
Interest expense on asset ceiling effect 110 128
Administration expenses, taxes and premiums paid 34 27
Past service cost related to plan amendments 197 0
Curtailments (120) (104)
Termination benefits 0 6
Other movements
2
(2) 3
Net periodic expenses recognized in net profit for major Swiss plans 877 687
Other plans
Net periodic expenses recognized in net profit for other plans 44 44
Total net periodic expenses recognized in net profit 921 731
1 Refer to Note 6.
2 Includes differences between actual and estimated performance award accruals.
The table below provides information about the duration of the DBO and the timing for expected benefit payments.
Duration of the defined benefit obligation and the timing for expected benefit payments
Major Swiss defined benefit plans 31.12.25 31.12.24
Duration of the defined benefit obligation (in years)
1
12.6 13.3
Maturity analysis of benefits expected to be paid
USD m
Benefits expected to be paid within 12 months 3,128 2,911
Benefits expected to be paid between 1 and 3 years 5,793 4,812
Benefits expected to be paid between 3 and 6 years 8,637 7,231
Benefits expected to be paid between 6 and 11 years 13,179 11,203
Benefits expected to be paid between 11 and 16 years 11,335 9,621
Benefits expected to be paid in more than 16 years 35,714 30,398
1 The duration of the defined benefit obligation represents a weighted average across the UBS and Credit Suisse plans.
Actuarial assumptions
The actuarial
assumptions used
for the
defined benefit
plans are
based on
the economic
conditions prevailing
in the
jurisdiction in
which they
are
offered.
Changes in
the defined
benefit obligation
are
most sensitive
to changes
in the
discount rate. The discount rate is based on
the yield of high-quality corporate bonds quoted in an
active market in the
currency of the respective plan.
A decrease in the discount curve
increases the DBO. UBS regularly reviews
the actuarial
assumptions used in calculating the DBO to determine their continuing relevance.
›
Refer to Note 1a item 5 for a description of the accounting policy for defined benefit plans
The tables below show the significant actuarial assumptions used in calculating the DBO at the end of the year.
Significant actuarial assumptions of major Swiss defined benefit plans
1
In % 31.12.25 31.12.24
Discount rate 1.27 0.92
Rate of salary increase 2.53 2.80
Rate of pension increase 0.00 0.00
Rate of interest credit on retirement savings
2.41 2.02
1 Represents a weighted average across the UBS and Credit Suisse plans.
Swiss mortality table: BVG 2020 G with CMI 2024 projections
1
aged 65 aged 45
31.12.25 31.12.24 31.12.25 31.12.24
Life expectancy at age 65 for a male member currently 21.9 21.9 23.6 23.5
Life expectancy at age 65 for a female member currently 23.7 23.6 25.3 25.2
1 In 2024, BVG 2020 G with CMI 2023 projections was used.
Sensitivity analysis of significant actuarial assumptions
The table
below presents
a sensitivity
analysis for
each significant
actuarial assumption,
showing how
the DBO
would
have been affected
by changes in the
relevant actuarial assumption that
were reasonably possible
at the balance sheet
date.
Unforeseen
circumstances
may
arise,
which
could
result
in
variations
that
are
outside
the
range
of
alternatives
deemed
reasonably
possible.
Caution
should
be
used
in
extrapolating
the
sensitivities
below
on
the
DBO,
as
the
sensitivities may not be linear.
Sensitivity analysis of significant actuarial assumptions of major Swiss defined benefit plans
1
Increase / (decrease) in defined benefit obligation
USD m 31.12.25 31.12.24
Discount rate
Increase by 50 basis points (2,595) (2,462)
Decrease by 50 basis points 2,929 2,790
Rate of salary increase
Increase by 50 basis points 269 255
Decrease by 50 basis points (269) (256)
Rate of pension increase
Increase by 50 basis points 2,010 1,947
Decrease by 50 basis points –
2
–
2
Rate of interest credit on retirement savings
Increase by 50 basis points 627 374
Decrease by 50 basis points (416) (374)
Life expectancy
Increase in longevity by one additional year 1,430 1,381
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.
2 As the assumed rate of pension
increase was 0 % as of 31 December 2025 and as of 31 December 2024, a downward change in assumption is not applicable.
Composition and fair value of Swiss defined benefit plan assets
31.12.25 31.12.24
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 827 0 827 1 911 0 911 2
Real estate / property
Domestic 0 7,081 7,081 12 0 5,967 5,967 11
Foreign 0 1,325 1,325 2 0 1,086 1,086 2
Investment funds
Equity
Domestic 1,452 0 1,452 2 1,300 0 1,300 2
Foreign 10,356 3,598 13,954 23 8,520 3,497 12,016 23
Bonds
1
Domestic, AAA to BBB– 8,396 0 8,396 14 6,921 0 6,921 13
Domestic, below BBB– 15 0 15 0 9 0 9 0
Foreign, AAA to BBB– 14,807 0 14,807 24 12,886 0 12,886 25
Foreign, below BBB– 1,423 0 1,423 2 1,393 0 1,393 3
Real estate
Domestic 2,089 0 2,089 3 1,938 0 1,938 4
Foreign 486 171 656 1 451 117 568 1
Other 1,570 4,889 6,460 11 1,396 3,383 4,780 9
Other investments 971 1,296 2,267 4 631 1,833 2,465 5
Total fair value of plan assets 42,392 18,360 60,752 100 36,357 15,884 52,241 100
31.12.25 31.12.24
Total fair value of plan assets 60,752 52,241
of which: Investments in UBS instruments
2
Bank accounts at UBS 627 926
UBS debt instruments 204 238
UBS Group AG shares 86 64
Securities lent to UBS
3
1,179 956
Property occupied by UBS 83 73
Derivative financial instruments, counterparty UBS
3
26 (126)
1 The bond credit ratings
are primarily based on S&P’s
credit ratings. Ratings AAA
to BBB– and below BBB– represent
investment grade and non-investment grade
ratings, respectively.
In cases where credit ratings
from other rating agencies
were used, these were
converted to the equivalent
rating in S&P’s
rating classification.
2 Bank accounts at UBS
encompass accounts in the
name of the Swiss pension
funds. The other
positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e. those made through funds that the pension fund invests in.
3 Securities lent to UBS and derivative
financial instruments are
presented gross of any
collateral. Securities lent
to UBS were fully
covered by collateral
as of 31 December
2025 and 31 December
2024. Net of collateral,
derivative financial instruments
amounted to USD 14 m as of 31 December 2025 (31 December 2024: negative USD 70 m).
Other comprehensive income – gains / (losses) on defined benefit plans
USD m For the year ended
Major Swiss plans
31.12.25 31.12.24
Remeasurement of defined benefit obligation (9) (4,017)
of which: change in discount rate assumption 1,785 (2,846)
of which: change in rate of salary increase assumption 183 (227)
of which: change in rate of pension increase assumption 0 0
of which: change in rate of interest credit on retirement savings assumption (289) 349 of which: change in life expectancy 0 0
of which: change in other actuarial assumptions (29) (24)
of which: experience gains / (losses)
1
(1,658) (1,269)
Return on plan assets excluding interest income 1,760 2,596
Asset ceiling effect excluding interest expense and foreign currency translation (1,730) 1,237
Total gains / (losses) recognized in other comprehensive income for major Swiss plans 21 (184)
Other plans
Total gains / (losses) recognized in other comprehensive income for other plans
2
(37) (123)
Total gains / (losses) recognized in other comprehensive income
3
(16) (307)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation and reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.
2 Mainly relates to UK, US and German plans.
3 Refer to the “Statement of comprehensive income”.
b) Defined contribution plans
UBS sponsors several defined contribution plans, with the most significant plans in the US and the UK. UBS’s obligation
is limited to its contributions made in
accordance with each plan, which may include
direct contributions and matching
contributions. Employer contributions to defined
contribution plans are recognized
as an expense and
were USD
579 m
for the UBS plans in 2025 (2024: USD 578 m).
›
Refer to Note 6 for more information
c) Related-party disclosure
UBS is
the principal provider
of banking services
for the pension
funds of UBS
and Credit
Suisse in Switzerland.
In this
capacity,
UBS is engaged to
execute most of the
pension funds’ banking activities.
These activities can include,
but are
not limited to, investment management fees, trading, securities lending and borrowing and derivative transactions. The
non-Swiss pension funds
do not have
a similar banking
relationship with
UBS. During 2025,
UBS received USD
45 m in
fees for banking services
from the major
UBS plans (2024:
USD
46
m). As of
31 December 2025, the
Swiss, UK and US
post-employment benefit plans held USD 558 m in UBS Group AG shares (31 December 2024: USD 399 m).
›
Refer to the “Composition and fair value of Swiss defined benefit plan assets” table in Note 25a for more information about fair
value of investments in UBS instruments held by the major Swiss pension funds